Cash and Investments - Net Gains (Losses) on Investments (Details) $ in Millions, $ in Millions								12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Aug. 03, 2018 USD ($)	Aug. 03, 2018 CAD ($)	Sep. 19, 2017	Sep. 06, 2017	Jul. 04, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Investment [Line Items]
Net gains (losses) on investments								$ 252.9	$ 1,467.5
Share of profit (loss) of associates								221.1	200.5
Proceeds from sales of interests in associates								444.8	$ 1,014.9
Quess
Investment [Line Items]
Ownership percentage in equity method investment									33.10%	42.10%
Proceeds from sales of interests in associates								$ 12.8
EXCO Resources, Inc
Investment [Line Items]
Ownership percentage in equity method investment									21.80%	15.80%
ICICI Lombard General Insurance Company Limited
Investment [Line Items]
Ownership percentage in equity method investment					9.90%			9.90%
Grivalia
Investment [Line Items]
Ownership percentage in equity method investment						52.70%	52.60%
Investments accounted for using equity method | Quess
Investment [Line Items]
Fair value of equity method investment								$ 1,109.5
Share of profit (loss) of associates								889.9
Investments accounted for using equity method | EXCO Resources, Inc
Investment [Line Items]
Share of profit (loss) of associates									$ (121.6)
Subsidiary and associates
Investment [Line Items]
Net realized gains (losses)								1,028.8	999.9
Net change in unrealized gains (losses)								0.0	0.0
Net gains (losses) on investments								1,028.8	999.9
Other
Investment [Line Items]
Net realized gains (losses)								(0.1)	2.1
Net change in unrealized gains (losses)								3.6	57.3
Net gains (losses) on investments								3.5	59.4
Common stocks | Investments accounted for using equity method | Grivalia
Investment [Line Items]
Share of profit (loss) of associates									$ (51.3)
Ownership percentage in equity method investment									52.70%
Bonds
Investment [Line Items]
Net realized gains (losses)								126.2	$ 445.7
Net change in unrealized gains (losses)								(335.9)	(167.7)
Net gains (losses) on investments								(209.7)	278.0
Preferred stocks
Investment [Line Items]
Net realized gains (losses)								(21.9)	0.2
Net change in unrealized gains (losses)								(10.7)	(0.5)
Net gains (losses) on investments								(32.6)	(0.3)
Common stocks
Investment [Line Items]
Net realized gains (losses)								196.4	126.5
Net change in unrealized gains (losses)								(581.1)	585.7
Net gains (losses) on investments								(384.7)	712.2
Debt and equity securities
Investment [Line Items]
Net realized gains (losses)								300.7	572.4
Net change in unrealized gains (losses)								(927.7)	417.5
Net gains (losses) on investments								(627.0)	989.9
Derivatives and foreign currency net gains (losses)
Investment [Line Items]
Net realized gains (losses)								1,322.4	855.3
Net change in unrealized gains (losses)								(1,069.5)	612.2
Net gains (losses) on investments								252.9	1,467.5
Derivatives:
Investment [Line Items]
Net realized gains (losses)								26.0	(624.0)
Net change in unrealized gains (losses)								(46.6)	39.5
Net gains (losses) on investments								(20.6)	(584.5)
Common stock and equity index short positions
Investment [Line Items]
Net realized gains (losses)								(46.8)	(485.6)
Net change in unrealized gains (losses)								8.6	67.7
Net gains (losses) on investments								(38.2)	(417.9)
Common stock and equity index long positions
Investment [Line Items]
Net realized gains (losses)								(37.2)	21.6
Net change in unrealized gains (losses)								(49.1)	(2.0)
Net gains (losses) on investments								(86.3)	19.6
Equity warrant forward contracts
Investment [Line Items]
Net realized gains (losses)								75.4	0.0
Net change in unrealized gains (losses)								38.5	0.0
Net gains (losses) on investments								113.9	0.0
Equity warrants and call options
Investment [Line Items]
Net realized gains (losses)								(15.1)	22.9
Net change in unrealized gains (losses)								(54.8)	15.4
Net gains (losses) on investments								(69.9)	38.3
CPI-linked derivative contracts
Investment [Line Items]
Net realized gains (losses)								0.0	0.0
Net change in unrealized gains (losses)								(6.7)	(71.0)
Net gains (losses) on investments								(6.7)	(71.0)
U.S. government bond forwards
Investment [Line Items]
Net realized gains (losses)								49.6	(174.5)
Net change in unrealized gains (losses)								(2.9)	21.3
Net gains (losses) on investments								46.7	(153.2)
Other
Investment [Line Items]
Net realized gains (losses)								0.1	(8.4)
Net change in unrealized gains (losses)								19.8	8.1
Net gains (losses) on investments								19.9	(0.3)
Foreign currency net gains (losses)
Investment [Line Items]
Net realized gains (losses)								(33.0)	(95.1)
Net change in unrealized gains (losses)								(98.8)	97.9
Net gains (losses) on investments								(131.8)	2.8
Investing activities
Investment [Line Items]
Net realized gains (losses)								(43.1)	0.8
Net change in unrealized gains (losses)								(128.2)	88.0
Net gains (losses) on investments								(171.3)	88.8
Underwriting activities
Investment [Line Items]
Net realized gains (losses)								31.6	(74.9)
Net change in unrealized gains (losses)								0.0	0.0
Net gains (losses) on investments								31.6	(74.9)
Foreign currency contracts
Investment [Line Items]
Net realized gains (losses)								(21.5)	(21.0)
Net change in unrealized gains (losses)								29.4	9.9
Net gains (losses) on investments								$ 7.9	(11.1)
Arbor Memorial Services Inc.
Investment [Line Items]
Net realized gains (losses)	$ 111.8
Ownership percentage in equity method investment	43.40%	43.40%
Proceeds from sales of interests in associates	$ 179.2	$ 235.4
Navacord Inc.
Investment [Line Items]
Net realized gains (losses)			$ 17.6	$ 22.7
Proceeds from sales of interests in associates			$ 58.8	$ 76.3
ICICI Lombard General Insurance Company Limited
Investment [Line Items]
Net realized gains (losses)									$ 595.6
Ownership percentage in equity method investment									24.30%
Proceeds from sales of interests in associates									$ 908.5
Unrealized gain on securities, reclassified to realized gain									$ 334.5